Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Profit/(loss) attributable to the parent	€ 8,124	€ (8,771)	€ 6,515
Remuneration of contingently convertible preference shares (CCP)	(566)	(552)	(595)
Net profit for the year	7,558	(9,323)	5,920
Profit (loss) from discontinued operations (net of non-controlling interests)	0	0	0
Profit (Loss) from continuing operations (PPC net) (EUR million)	€ 7,558	€ (9,323)	€ 5,920
Weighted average number of shares outstanding (in shares)	17,272,055,430	17,316,288,908	16,348,415,883
Impact factor correction (in shares)			710,800,691
Adjusted number of shares (in shares)	17,272,055,430	17,316,288,908	17,059,216,574
Total basic earnings (loss) per share (in euro per share)	€ 0.438	€ (0.538)	€ 0.347
Basic earnings per share from discontinued operations (in euro per share)	0	0	0
Basic earnings per share from continuing operations (in euro per share)	€ 0.438	€ (0.538)	€ 0.347